PREPAID EXPENSES AND OTHER ASSETS - Disclosure of prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Other Assets [Abstract]
Prepaid expenses	$ 2,229	$ 1,735
Foreign exchange forward contracts designated as cash flow hedges	827	229
Loyalty reward currency inventory	19	189
Prepaid expenses and current portion of other assets	3,075	2,153
Non-current portion of loyalty reward currency inventory	202	216
Other assets	$ 202	$ 216